RELATED PARTIES - TRANSACTIONS AND BALANCES: (Tables)	6 Months Ended
Jun. 30, 2015
RELATED PARTIES - TRANSACTIONS AND BALANCES: [Abstract]
Schedule of Transactions with Related Parties
	Six months ended June 30		Three months ended June 30
	2015	2014	2015	2014
Expenses:
Payroll expenses	$641	$274	$316	$111
Directors fee	172	-	74	-
Finance expenses on convertible loans and warrants	-	$103	-	$87

Schedule of Balances with Related Parties
	June 30
	2015	2014
Accounts payable and accruals	$145	-